Commitments	12 Months Ended
Jun. 30, 2025
Commitments [Abstract]
Commitments
29.	Commitments

Sales agreements for future delivery

BrasilAgro and its subsidiaries have sales agreements for future delivery with some clients, as shown below:

Product	Delivery date	Quantity	Agreements	Unit	Currency	Price
2023/24 Crop
Cotton seed	Aug24-Aug25	928	6	ton	R$	812.33
Cotton lint	Aug24-Aug25	3,535	9	ton	US$	1,719.58
Cotton seed	Aug24-Aug25	138	1	ton	**	**

2024/25 Crop
Soybean	Jan25-Sep25	182,439	7	bags	R$	118.81
Soybean	Jan25-Sep25	229,654	14	bags	US$	21.10
Soybean	Jan25-Sep25	272,097	8	bags	**	**
Cotton seed	Jun25-Dec25	1,400	3	ton	R$	1,164.47
Cotton seed	Jun25-Dec25	1,950	3	ton	US$	181.11
Cotton lint	Jun25-Dec25	4,050	12	ton	US$	1,543.95
Cotton lint	Jun25-Dec25	5,453	6	ton	**	**
Corn	Jul25-Oct25	418,328	15	bags	R$	51.50
Corn	Jul25-Oct25	176	1	bags	**	**
Sugarcane	Apr25-Dec25	899,254	1	ton	*	*

2025/26 Crop
Cotton lint	Aug26-Nov26	2,000	5	ton	US$	1,565.13
Cotton lint	Aug26-Nov26	1,050	3	ton	**	**